INCOME TAXES (TAX BENEFIT), NET (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAXES (TAX BENEFIT), NET
Schedule of deferred income taxes

	Statements of financial		Statements of
	position		profit or loss
	December 31,		Year ended December 31,
	2024	2023	2024	2023	2022
Deferred tax assets:
Carryforward tax losses	$—	$5	$(5)	$5	$(41)
Employee benefits and other liabilities	—	237	$(237)	21	17
Share-based compensation	569	653	(84)	296	20
Intangible assets	—	74	(74)	74	—
Deferred tax liabilities:
Intangible assets	(33)	—	(33)	—	—
Deferred tax benefit (expenses)			$(433)	$396	$(4)
Deferred tax assets (liabilities), net	$536	$969

Schedule of taxes on income (tax benefit) included in profit or loss

	Year ended
	December 31,
	2024	2023	2022
Current taxes	$201	$300	$134
Deferred taxes, see also Note 23d above	433	(396)	4
Taxes in respect of previous years	(22)	11	31
	$612	$(85)	$169